Earnings per share - Summary of Basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (118,773)	$ (56,754)
Less: Net income (loss) attributable to non-controlling interest	(7,399)	407
Net loss attributable to Curaleaf Holdings, Inc.	$ (111,374)	$ (57,161)
Denominator:
Weighted average common shares outstanding - basic	698,759,274	557,192,899
Weighted average common shares outstanding - diluted	698,759,274	557,192,899
Loss per share - Basic ( Dollar per share)	$ (0.16)	$ (0.10)
Loss per share - Diluted ( Dollar per share)	$ (0.16)	$ (0.10)